Investment in Cheniere Partners (Details)	5 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended	5 Months Ended
	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Scenario, Actual [Member]	Dec. 31, 2013 Cheniere Energy Partners, LP [Member] Scenario, Actual [Member] Blackstone CQP Holdco LP [Member]	Jul. 09, 2019 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member]	Dec. 31, 2018 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member]	Dec. 31, 2017 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member]	Dec. 31, 2016 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member]	Dec. 31, 2015 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member]	Dec. 31, 2014 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member]	Jul. 09, 2019 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member] Blackstone CQP Holdco LP [Member]	Dec. 31, 2018 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member] Blackstone CQP Holdco LP [Member]	Dec. 31, 2017 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member] Blackstone CQP Holdco LP [Member]	Dec. 31, 2016 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member] Blackstone CQP Holdco LP [Member]	Dec. 31, 2015 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member] Blackstone CQP Holdco LP [Member]	Dec. 31, 2014 Cheniere Energy Partners, LP [Member] Scenario, Forecast [Member] Blackstone CQP Holdco LP [Member]	Sep. 30, 2014 Class B Units [Member] Rate	Sep. 30, 2014 Class B Units [Member] Blackstone CQP Holdco LP [Member] Rate	Sep. 30, 2014 Class B Units [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Class B Units [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Class B Units [Member] Cheniere Energy Partners, LP [Member] Rate	Dec. 31, 2013 Class B Units [Member] Cheniere Energy Partners, LP [Member] Blackstone CQP Holdco LP [Member] Rate	Sep. 30, 2014 Subordinated Units [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Subordinated Units [Member] Cheniere Energy Partners, LP [Member]	Sep. 30, 2014 Common Units [Member] Cheniere Energy Partners, LP [Member]	Dec. 31, 2013 Common Units [Member] Cheniere Energy Partners, LP [Member]
Schedule of Equity Method Investments [Line Items]
Partners Capital Account, Units, Units Held																	45,333,334		45,333,334		135,383,831	135,383,831	11,963,488	11,963,488
Partnership Units, Conversion Ratio, Quarterly Compounded Rate																	0.035	0.035	0.035
Partnership Units, Accreted Conversion Ratio															1.37	1.34			1.23	1.21
Maximum Period Of Conversion After Condition Precedent Satisfaction																	90 days		90 days
Number of Common Units	55,821,000	121,118,000	119,362,000	110,060,000	96,792,000	84,357,000	73,491,000	64,050,000	258,550,000	240,640,000	209,782,000	182,881,000	159,371,000	138,934,000
Percentage Ownership	53.90%	32.10%	45.80%	46.50%	47.90%	49.40%	50.90%	52.40%	44.40%	43.30%	41.20%	39.00%	36.70%	34.40%